CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Disney Equity	Noncontrolling Interest [1]	Total excluding redeemable noncontrolling interest [Member]
BEGINNING BALANCE (in shares) at Sep. 30, 2017		1,517,000
BEGINNING BALANCE at Sep. 30, 2017		$ 36,248	$ 72,606	$ (3,528)	$ (64,011)	$ 41,315	$ 3,689	$ 45,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 13,425		12,598	431		13,029	425	13,454
Equity compensation activity (in shares)		6,000
Equity compensation activity		$ 518				518		518
Common stock repurchases (in shares)	(35,000)	(35,000)
Common stock repurchases	$ (3,600)				(3,577)	(3,577)		(3,577)
Dividends		$ 14	(2,529)			(2,515)		(2,515)
Contributions	399						488	488
Distributions and other		$ (1)	4			3	(543)	(540)
ENDING BALANCE (in shares) at Sep. 29, 2018		1,488,000
ENDING BALANCE at Sep. 29, 2018		$ 36,779	82,679	(3,097)	(67,588)	48,773	4,059	52,832
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	8,705		11,054	(2,814)		8,240	371	8,611
Equity compensation activity (in shares)		7,000
Equity compensation activity		$ 912				912		912
Dividends		$ 18	(2,913)			(2,895)		(2,895)
Contributions	737						737	737
Acquisition of TFCF (in shares)		307,000
Acquisition of TFCF		$ 33,774				33,774	10,408	44,182
Adoption of New Accounting Pronouncement | Accounting Standards Update 2018-02			691	(691)
Adoption of New Accounting Pronouncement | Accounting Standards Update 2016-16			192			192		192
Adoption of New Accounting Pronouncement | Accounting Standards Update 2014-09			(116)			(116)		(116)
Adoption of New Accounting Pronouncement | Accounting Standards Update, Other			22	(15)		7		7
Treasury Stock, Retired, Cost Method, Amount		(17,563)	(49,118)		66,681
Temporary Equity, Accretion to Redemption Value							(7,770)	(7,770)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests							(1,430)	(1,430)
Sales of RSNs							(744)	(744)
Distributions and other		$ (13)	3			(10)	(619)	(629)
ENDING BALANCE (in shares) at Sep. 28, 2019		1,802,000
ENDING BALANCE at Sep. 28, 2019	93,889	$ 53,907	42,494	(6,617)	(907)	88,877	5,012	93,889
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	(4,086)		(2,864)	(1,705)		(4,569)	198	(4,371)
Equity compensation activity (in shares)		8,000
Equity compensation activity		$ 590				590		590
Dividends		9	(1,596)			(1,587)		(1,587)
Contributions	94						94	94
Adoption of New Accounting Pronouncement | Accounting Standards Update 2016-02			197			197		197
Distributions and other		$ (9)	84			75	(624)	(549)
ENDING BALANCE (in shares) at Oct. 03, 2020		1,810,000
ENDING BALANCE at Oct. 03, 2020	$ 88,263	$ 54,497	$ 38,315	$ (8,322)	$ (907)	$ 83,583	$ 4,680	$ 88,263

[1]	Excludes redeemable noncontrolling interest